Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of loans to related parties
Balance, beginning of year	$ 57,753	$ 68,259
Additions	5,947	5,980
Repayments	(5,879)	(16,486)
Balance, end of year	$ 57,821	$ 57,753